Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail)	12 Months Ended
Mar. 31, 2018
Daiwa Securities SMBC Principal Investments Co., Ltd. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Joint Venture, Company Name	Daiwa Securities SMBC Principal Investments Co., Ltd.
Principal Joint Venture, Country of Incorporation	Japan
Principal Joint Venture, Proportion of Ownership Interest	40.00%
Principal Joint Venture, Proportion of Voting Rights	40.00%
Principal Joint Venture, Main Business	Investments, fund management
THE MINATO BANK, LTD. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	THE MINATO BANK, LTD.
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	3.90%
Principal Associates, Proportion of Voting Rights	34.10%
Principal Associates, Main Business	Commercial banking
Kansai Urban Banking Corporation [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	Kansai Urban Banking Corporation
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	47.90%
Principal Associates, Proportion of Voting Rights	48.10%
Principal Associates, Main Business	Commercial banking
The Japan Net Bank, Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	The Japan Net Bank, Limited
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	41.10%
Principal Associates, Proportion of Voting Rights	41.10%
Principal Associates, Main Business	Internet banking
PT Bank Tabungan Pensiunan Nasional Tbk [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	PT Bank Tabungan Pensiunan Nasional Tbk
Principal Associates, Country of Incorporation	Indonesia
Principal Associates, Proportion of Ownership Interest	40.60%
Principal Associates, Proportion of Voting Rights	40.60%
Principal Associates, Main Business	Commercial banking
The Bank of East Asia, Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	The Bank of East Asia, Limited
Principal Associates, Country of Incorporation	China
Principal Associates, Proportion of Ownership Interest	19.40%
Principal Associates, Proportion of Voting Rights	19.40%
Principal Associates, Main Business	Commercial banking
ACLEDA Bank Plc. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	ACLEDA Bank Plc.
Principal Associates, Country of Incorporation	Cambodia
Principal Associates, Proportion of Ownership Interest	18.20%
Principal Associates, Proportion of Voting Rights	18.20%
Principal Associates, Main Business	Commercial banking
Vietnam Export Import Commercial Joint Stock Bank [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	Vietnam Export Import Commercial Joint Stock Bank
Principal Associates, Country of Incorporation	Vietnam
Principal Associates, Proportion of Ownership Interest	15.00%
Principal Associates, Proportion of Voting Rights	15.00%
Principal Associates, Main Business	Commercial banking
Sumitomo Mitsui Auto Service Company, Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	Sumitomo Mitsui Auto Service Company, Limited
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	33.90%
Principal Associates, Proportion of Voting Rights	33.90%
Principal Associates, Main Business	Leasing
NEC Capital Solutions Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	NEC Capital Solutions Limited
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	25.00%
Principal Associates, Proportion of Voting Rights	25.00%
Principal Associates, Main Business	Leasing
POCKET CARD CO., LTD. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	POCKET CARD CO., LTD.
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	20.00%
Principal Associates, Proportion of Voting Rights	20.00%
Principal Associates, Main Business	Credit card
JSOL Corporation [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	JSOL Corporation
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	50.00%
Principal Associates, Proportion of Voting Rights	50.00%
Principal Associates, Main Business	System development and data processing
Sakura Information Systems Co., Ltd. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	Sakura Information Systems Co., Ltd.
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	49.00%
Principal Associates, Proportion of Voting Rights	49.00%
Principal Associates, Main Business	System engineering and data processing
Daiwa SB Investments Ltd. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	Daiwa SB Investments Ltd.
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	43.90%
Principal Associates, Proportion of Voting Rights	43.90%
Principal Associates, Main Business	Investment advisory and investment trust management
China Post & Capital Fund Management Co., Ltd. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	China Post & Capital Fund Management Co., Ltd.
Principal Associates, Country of Incorporation	China
Principal Associates, Proportion of Ownership Interest	23.60%
Principal Associates, Proportion of Voting Rights	23.60%
Principal Associates, Main Business	Investment advisory and investment trust management